Expense Example {- Fidelity Advisor Freedom® 2030 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2030 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example:
1 year	$ 664
3 years	849
5 years	1,047
10 years	1,597
Class M
Expense Example:
1 year	465
3 years	707
5 years	963
10 years	1,677
Class C
Expense Example:
1 year	270
3 years	524
5 years	899
10 years	1,933
Class I
Expense Example:
1 year	69
3 years	212
5 years	365
10 years	787
Class Z
Expense Example:
1 year	60
3 years	184
5 years	317
10 years	$ 688